Income Tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax
16.	INCOME TAX
The calculation of the income tax expense accrued for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019		2018	2017
Current income tax	(1,938)		(943)	(605)
Deferred income tax	(3,588	) (1)	(50,595)	4,574

Subtotal	(5,526)		(51,538)	3,969

Income tax – Well abandonment	(16,239	) (2)	—	—
Special tax – Tax revaluation, Law No. 27,430	(4,604	) (3)	—	—

	(26,369)		(51,538)	3,969

(1)	Includes (5,175) corresponding to the reversal of tax loss carryforwards related to the dispute relating to cost deduction for wells abandonment.
(2)
Includes (10,610)
corresponding to interest related to the
dispute relating
to cost deduction for wells abandonment determined on the date the Company decided to adhere to the payment facility plan. See Note 15.

(3)	Includes (4,562) corresponding to YPF (See Note 34.j.) and (42) corresponding to YTEC.
The reconciliation between the charge to net income for income tax for the years ended December 31, 2019, 2018 and 2017 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2019	2018	2017
Net income before income tax	(7,010)	90,144	8,703
Statutory tax rate	30%	30%	35%

Statutory tax rate applied to net income before income tax	2,103	(27,043)	(3,046)
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(20,189)	(100,760)	(18,185)
Exchange differences	22,553 (1)	67,767	12,318
Effect of the valuation of inventories	(11,553)	(8,666)	(1,558)
Income on investments in associates and joint ventures	2,390	1,452	500
Effect of tax rate change (2)	1,956	12,795	13,892
Dispute associated to cost deduction for wells abandonment	(5,175)	—	—
Interest related to the payment facility plan for cost deduction for wells abandonment	1,333	—	—
Result of companies’ revaluation	—	3,594	—
Miscellaneous	1,056	(677)	48

Income tax	(5,526)	(51,538)	3,969

(1)	Includes the effect of tax inflation.
(2)	Corresponds to the remedation of deferred income tax at the current rate See Notes 2.b.15 and 34.j.
The Group has classified 1,964 as current income tax payable, which mainly include 917 corresponding to the 12 installments related to the payment facility plan (see Note 15). Also, the Group has classified 3,387 as non-current
income tax payable, which mainly include 3,364 corresponding to the 44 installments related to mentioned plan.
Breakdown of deferred tax as of December 31, 2019, 2018 and 2017 is as follows:

	2019		2018		2017
Deferred tax assets
Provisions and other non-deductible liabilities	5,344		2,920		1,861
Tax losses carryforward and other tax credits	52,443		21,575		6,484
Miscellaneous	937		270		99

Total deferred tax assets	58,724		24,765		8,444

Deferred tax liabilities
Property, plant and equipment	(110,704)		(113,821)		(43,931)
Adjustment for tax inflation	(38,177)		—		—
Miscellaneous	(5,491)		(1,768)		(1,570)

Total deferred tax liabilities	(154,372)		(115,589)		(45,501)

Total Net deferred tax	(95,648	) (2)	(90,824	) (1)(2)	(37,057)

(1)
Includes 127 as a result of the implementation of the impairment method in the calculation of the impairment of financial assets pursuant to IFRS 9, having an impact in “Retained earnings”. See Note 2.b.18.

(2)
Includes (1,523) and (3,432) as of December 31, 2019 and 2018, respectively, corresponding to adjustment for inflation of the opening deferred liability of subsidiaries with the Peso as functional currency with effect in other comprehensive income.

For fiscal year ended December 31, 2019, the Group estimated a tax loss carryforward of 89,156. Deferred income tax assets are recognized for tax loss carryforwards to the extent their setoff through future taxable profits is probable. Tax loss carryforwards in Argentina expire within 5 years.
In order to fully realize the deferred income tax asset, the Group will need to generate taxable income. Based upon the level of historical taxable income and future projections for the years in which the deferred income tax assets are deductible, Management of the Company believes that as of December 31, 2019 it is probable that the Group will realize all of the deferred income tax assets.
As of December 31, 2019, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2016	2021	Argentina	573
2017	2022	Argentina	495
2018	2023	Argentina	24,825
2019	2024	Argentina	26,550

			52,443

As of December 31, 2019, 2018 and 2017, there are no significant deferred tax assets which are not recognized.
As of December 31, 2019, 2018 and 2017, the Group has classified as deferred tax assets for 1,583, 301, and 588, respectively, and as deferred tax liability 97,231, 91,125, and 37,645, respectively, all of which arise from the net deferred tax balances of each of the separate companies included in these consolidated financial statements.
As of December 31, 2019, 2018 and 2017, the causes that generate charges to other comprehensive income, did not create temporary differences for income tax.
Law No. 27,468, published in the BO on December 4, 2018, established that the inflation adjustment procedure for taxation purposes will be applicable for fiscal years beginning January 1, 2018. In the first, second and third fiscal year since it became effective, this procedure shall be applicable if the variation in the CPI, estimated from the beginning to the end of each of those years exceeds 55%, 30% and 15%, for the first, second and third year of application, respectively. Considering CPI projections for December 31, 2019, the Group has applied the inflation adjustment procedure for taxation purposes.